Schedule I - Condensed Financial Information of the Company - Summary of Comprehensive Income/(Loss) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Statement Of Comprehensive Income [Line Items]
Other income	¥ 58,693	$ 8,393	¥ 55,087	¥ 51,019
Total operating revenue	1,582,240	226,257	1,248,914	1,195,552
General and administrative expenses	136,346	19,497	146,769	119,404
Operating Loss	6,654	952	(20,957)	51,039
Other expense
Unrealized exchange income	(927)	(133)	(684)	(436)
Loss before income tax, and share of loss of subsidiaries and VIEs	10,772	1,540	(834)	70,137
Share of income of subsidiaries and VIEs	(40)	(6)	1,535	417
Net profit/(loss)	4,041	578	(649)	70,188
Net profit/(loss) attributable to common shareholders	4,041		(649)	70,188
Net profit/(loss)	4,041	578	(649)	70,188
Foreign currency translation adjustment, net of tax	(1,831)	(262)	1,196	3,635
Total comprehensive income/(loss)	2,210	316	547	73,823
Parent Company [Member]
Condensed Statement Of Comprehensive Income [Line Items]
Other income	0	0	1,808	1,643
Total operating revenue	0	0	1,808	1,643
General and administrative expenses	(7,041)	(1,007)	(7,662)	(5,996)
Operating Loss	(7,041)	(1,007)	(5,854)	(4,353)
Other expense
Interest income	0	0	0	1
Unrealized exchange income	0	0	0	(1)
Loss before income tax, and share of loss of subsidiaries and VIEs	(7,041)	(1,007)	(5,854)	(4,353)
Share of income of subsidiaries and VIEs	11,082	1,585	5,205	74,541
Net profit/(loss)	4,041	578	(649)	70,188
Net profit/(loss) attributable to common shareholders	4,041	578	(649)	70,188
Net profit/(loss)	4,041	578	(649)	70,188
Foreign currency translation adjustment, net of tax	(1,831)	(262)	1,196	3,635
Total comprehensive income/(loss)	¥ 2,210	$ 316	¥ 547	¥ 73,823